Leases - Disclosure of Changes in Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Right-of-Use Assets and Lease Liability [Abstract]
Lease liability at beginning of period	$ 52.6	$ 38.9
Additions during the year	37.9	22.8
Interest expense charged to income statement	3.5	2.4		$ 1.0
Interest expense charged to income statement		2.5
Payment of lease liabilities	(15.0)	(11.4)		(6.6)
Foreign exchange revaluation	(1.5)	(0.1)
Lease incentive	0.0	(0.1)
Lease liability at end of period	77.5	52.6		38.9
Lease liabilities [abstract]
Current liability	10.5	13.2	[1]	6.8
Non-current liability	67.0	39.4	[1]	32.1
Total lease liability	$ 77.5	$ 52.6		$ 38.9

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information